SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENT
Schedule of assumptions used to determine fair value of share options granted

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Risk-free interest rate	2.14%	0.67%-0.72%	1.66%
Expected volatility	50.4%	51.9%-52.0%	52.2%
Expected life of option (years)	10	10	10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	12.65	21.60-23.10	8.05-12.98

Schedule of stock option activity

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2021 is included in the table below.

		Weighted average
		exercise price
	Number of options	per option
		US$
Outstanding at January 1, 2021	14,280,814	0.20
Granted	8,988,000	0.01
Exercised	(3,011,184)	0.53
Forfeited	(3,459,477)	0.07
Outstanding at December 31, 2021	16,798,153	0.07

Schedule of share options granted

	December 31, 2021
			Weighted-
			average remaining
		Weighted-	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	16,798,153	0.07	7.74	20,080
Exercisable	8,317,698	0.07	6.60	9,931
Expected to vest	8,480,455	0.07	8.85	10,149

Schedule of restricted stock units activity

A summary of the restricted stock units activity during the year ended December 31, 2021 is presented below:

RSUs
Unvested balance as of January 1, 2021	1,816,842
Granted	2,034,432
Forfeited	(254,171)
Vested	(517,667)
Unvested balance as of December 31, 2021	3,079,436

Schedule of total share-based compensation recognized

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	55	—	—
General and administrative	40,684	38,605	32,247
Research and development	11,191	23,978	42,677
Selling and marketing	3,198	2,571	8,198
Total share-based compensation expenses	55,128	65,154	83,122